Employee Benefit Plans (Postretirement Benefit Plans) (Narrative) (Details) - Other Postretirement Benefits Plan [Member] $ in Millions	Dec. 31, 2018 USD ($)
Defined Benefit Plan Disclosure [Line Items]
Percentage Of Projected Benefit Obligation Comprised Of Domestic Plan Benefits	87.00%
Future Amortization of Gain	$ 12
Future amortization of prior service credit	42
Defined Benefit Plan, Expected Future Benefit Payment, Next Twelve Months	81
Defined Benefit Plan, Expected Future Benefit Payment, Year Two	75
Defined Benefit Plan, Expected Future Benefit Payment, Year Three	72
Defined Benefit Plan, Expected Future Benefit Payment, Year Four	67
Defined Benefit Plan, Expected Future Benefit Payment, Year Five	61
Defined Benefit Plan, Expected Future Benefit Payment, Five Fiscal Years Thereafter	$ 253